Gotham Short Strategies ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 85.9%	Shares	Value
Advertising - 0.0%(a)
The Interpublic Group of Companies, Inc.	52	$1,513

Aerospace & Defense - 0.6%
Howmet Aerospace, Inc.	90	6,987
Northrop Grumman Corp.	131	57,109
RTX Corp.	243	24,395
		88,491

Aerospace/Defense - 0.1%
Hexcel Corp.	162	10,117

Agriculture - 0.6%
Darling Ingredients, Inc.(b)	2,195	80,666

Apparel - 0.1%
Columbia Sportswear Co.	2	158
Kontoor Brands, Inc.	117	7,739
Ralph Lauren Corp.	29	5,077
		12,974

Auto Manufacturers - 0.1%
Cummins, Inc.	44	12,185

Auto Parts & Equipment - 1.7%
Aptiv PLC(b)	1,129	79,504
BorgWarner, Inc.	1,396	45,007
Lear Corp.	16	1,828
The Goodyear Tire & Rubber Co.(b)	9,534	108,211
		234,550

Beverage Manufacturing - 0.7%
Celsius Holdings, Inc.(b)	1,611	91,972

Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc.(b)	6	1,458
Corteva, Inc.	4,095	220,884
Guardant Health, Inc.(b)	61	1,762
		224,104

Building Materials - 3.8%
Armstrong World Industries, Inc.	265	30,008
Knife River Corp.(b)	891	62,495
Louisiana-Pacific Corp.	1,967	161,943
Martin Marietta Materials, Inc.	151	81,812
Masco Corp.	22	1,467
MDU Resources Group, Inc.	2,367	59,412
Mohawk Industries, Inc.(b)	589	66,904
Owens Corning	26	4,517
UFP Industries, Inc.	47	5,264
West Fraser Timber Co. Ltd.	654	50,273
		524,095

Chemicals - 6.8%
Ashland, Inc.	91	8,599
Axalta Coating Systems Ltd.(b)	3,518	120,210
Cabot Corp.	812	74,615
Celanese Corp.	1,312	176,976
DuPont de Nemours, Inc.	891	71,717
Ecolab, Inc.	369	87,822
FMC Corp.	2,090	120,279
HB Fuller Co.	633	48,716
Nutrien Ltd.	629	32,022
Olin Corp.	442	20,840
Quaker Chemical Corp.	329	55,831
RPM International, Inc.	1,127	121,355
		938,982

Commercial Services - 3.5%
Automatic Data Processing, Inc.	54	12,889
Bright Horizons Family Solutions, Inc.(b)	83	9,137
Dun & Bradstreet Holdings, Inc.	876	8,112
Grand Canyon Education, Inc.(b)	77	10,773
Paylocity Holding Corp.(b)	834	109,963
RB Global, Inc.	597	45,587
The Brink's Co.	218	22,323
United Rentals, Inc.	412	266,453
		485,237

Computers - 2.3%
Amdocs Ltd.	182	14,363
ASGN, Inc.(b)	150	13,225
CACI International, Inc. - Class A(b)	52	22,367
CGI, Inc.(b)	154	15,371
Insight Enterprises, Inc.(b)	288	57,128
Leidos Holdings, Inc.	458	66,813
Pure Storage, Inc. - Class A(b)	1,775	113,973
Qualys, Inc.(b)	60	8,556
		311,796

Cosmetics & Personal Care - 1.0%
The Estee Lauder Company, Inc. - Class A	1,332	141,725

Data Processing, Hosting, and Related Services - 0.4%
Kyndryl Holdings, Inc.(b)	2,340	61,565

Distribution & Wholesale - 2.1%
Pool Corp.	191	58,700
W.W. Grainger, Inc.	47	42,405
Watsco, Inc.	4	1,853
WESCO International, Inc.	1,203	190,700
		293,658

Electrical Components & Equipment - 0.7%
Acuity Brands, Inc.	181	43,701
Emerson Electric Co.	456	50,233
Generac Holdings, Inc.(b)	68	8,991
		102,925

Electronics - 1.9%
Garmin Ltd.	827	134,735
Itron, Inc.(b)	1,263	124,986
Jabil, Inc.	5	544
nVent Electric PLC	29	2,222
Vontier Corp.	31	1,184
Woodward, Inc.	3	523
		264,194

Engineering & Construction - 3.7%
Dycom Industries, Inc.(b)	125	21,095
EMCOR Group, Inc.	455	166,112
MasTec, Inc.(b)	2,714	290,371
TopBuild Corp.(b)	105	40,453
		518,031

Entertainment - 0.4%
International Game Technology PLC	135	2,762
Live Nation Entertainment, Inc.(b)	1	94
Vail Resorts, Inc.	281	50,616
		53,472

Food - 5.6%
Albertsons Cos., Inc. - Class A	1,571	31,027
Conagra Brands, Inc.	5,647	160,488
Flowers Foods, Inc.	884	19,625
Ingredion, Inc.	1,275	146,243
Kellanova	2,327	134,221
Lancaster Colony Corp.	379	71,620
McCormick & Co., Inc.	1,020	72,359
Performance Food Group Co.(b)	302	19,965
Pilgrim's Pride Corp.(b)	2,221	85,486
Tyson Foods, Inc. - Class A	651	37,198
		778,232

Hand & Machine Tools - 2.4%
Franklin Electric Co., Inc.	76	7,320
Lincoln Electric Holdings, Inc.	859	162,042
MSA Safety, Inc.	400	75,076
Regal Rexnord Corp.	609	82,349
		326,787

Healthcare - Products - 3.2%
Align Technology, Inc.(b)	665	160,551
Bio-Techne Corp.	8	573
Hologic, Inc.(b)	1,180	87,615
ResMed, Inc.	537	102,793
STERIS PLC	83	18,222
Thermo Fisher Scientific, Inc.	89	49,217
Waters Corp.(b)	75	21,759
		440,730

Healthcare - Services - 2.5%
Centene Corp.(b)	1,264	83,803
Molina Healthcare, Inc.(b)	78	23,189
Tenet Healthcare Corp.(b)	1,790	238,124
		345,116

Healthcare-Products - 0.9%
Alcon, Inc.	275	24,497
Natera, Inc.(b)	107	11,587
Penumbra, Inc.(b)	29	5,219
Repligen Corp.(b)	159	20,043
Solventum Corp.(b)	1,270	67,158
		128,504

Home Builders - 0.1%
Installed Building Products, Inc.	55	11,312
Thor Industries, Inc.	49	4,579
		15,891

Home Furnishings - 0.7%
Dolby Laboratories, Inc. - Class A	643	50,945
Tempur Sealy International, Inc.	867	41,044
		91,989

Household Products & Wares - 1.0%
Avery Dennison Corp.	387	84,618
Reynolds Consumer Products, Inc.	2,084	58,310
		142,928

Housewares - 1.5%
Newell Brands, Inc.	16,901	108,335
Scotts Miracle-Gro Co.	1,608	104,617
		212,952

Internet - 0.9%
Chewy, Inc. - Class A(b)	840	22,882
F5, Inc.(b)	161	27,729
Spotify Technology SA(b)	226	70,916
		121,527

Iron & Steel - 1.5%
ATI, Inc.(b)	1,789	99,200
Carpenter Technology Corp.	162	17,752
Cleveland-Cliffs, Inc.(b)	5,838	89,847
		206,799

Leisure Time - 0.1%
Acushnet Holdings Corp.	70	4,444
BRP, Inc.	232	14,855
		19,299

Lodging - 0.6%
Hyatt Hotels Corp. - Class A	143	21,725
Wynn Resorts Ltd.	699	62,560
		84,285

Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	65	21,652
Vertiv Holdings Co. - Class A	1,483	128,383
		150,035

Machinery - Diversified - 4.2%
Chart Industries, Inc.(b)	158	22,806
Esab Corp.	141	13,315
Flowserve Corp.	2,638	126,888
IDEX Corp.	38	7,645
The Middleby Corp.(b)	1,134	139,040
Westinghouse Air Brake Technologies Corp.	1,129	178,438
Zurn Elkay Water Solutions Corp. - Class C	3,243	95,344
		583,476

Machinery-Diversified - 0.4%
Symbotic, Inc.(b)	1,474	51,826

Media - 0.8%
Paramount Global - Class B	5,970	62,029
The Walt Disney Co.	549	54,510
		116,539

Metal Fabricate & Hardware - 0.2%
Mueller Industries, Inc.	432	24,598

Mining - 3.0%
Agnico Eagle Mines Ltd.	2,903	189,856
Kinross Gold Corp.	9,251	76,968
Pan American Silver Corp.	7,594	150,969
		417,793

Miscellaneous Manufacturers - 0.3%
Donaldson Co., Inc.	490	35,064
Parker-Hannifin Corp.	9	4,552
		39,616

Data Processing, Hosting, and Related Services - 0.4%
Kyndryl Holdings, Inc.(b)	2,340	61,565

Oil & Gas - 1.8%
Canadian Natural Resources Ltd.	509	18,120
Cenovus Energy, Inc.	6,637	130,484
Diamondback Energy, Inc.	1	200
Hess Corp.	33	4,868
HF Sinclair Corp.	699	37,285
Murphy Oil Corp.	474	19,548
Noble Corp. PLC	398	17,771
Range Resources Corp.	342	11,467
Weatherford International PLC(b)	63	7,714
		247,457

Oil & Gas Services - 1.0%
ChampionX Corp.	616	20,457
TechnipFMC PLC	4,480	117,152
		137,609

Packaging & Containers - 2.8%
AptarGroup, Inc.	321	45,200
Ball Corp.	3,266	196,025
Crown Holdings, Inc.	1,299	96,633
Sealed Air Corp.	1,091	37,956
Sonoco Products Co.	283	14,354
		390,168

Pharmaceuticals - 3.2%
BellRing Brands, Inc.(b)	1,530	87,424
Elanco Animal Health, Inc.(b)	4,213	60,794
Henry Schein, Inc.(b)	1,175	75,317
Johnson & Johnson	67	9,793
Neurocrine Biosciences, Inc.(b)	1,496	205,954
		439,282

Pipelines - 0.0%(a)
Pembina Pipeline Corp.	60	2,225

Retail - 4.3%
Abercrombie & Fitch Co. - Class A(b)	15	2,668
Academy Sports & Outdoors, Inc.	826	43,985
Advance Auto Parts, Inc.	2,380	150,725
American Eagle Outfitters, Inc.	13	259
Asbury Automotive Group, Inc.(b)	27	6,153
AutoNation, Inc.(b)	14	2,231
Burlington Stores, Inc.(b)	22	5,280
Casey's General Stores, Inc.	71	27,091
Cava Group, Inc.(b)	211	19,570
Darden Restaurants, Inc.	115	17,402
Dick's Sporting Goods, Inc.	6	1,289
Dollar General Corp.	106	14,016
Genuine Parts Co.	378	52,285
Lululemon Athletica, Inc.(b)	11	3,286
McDonald's Corp.	108	27,523
MSC Industrial Direct Co., Inc. - Class A	48	3,807
Signet Jewelers Ltd.	392	35,115
Sweetgreen, Inc. - Class A(b)	97	2,924
Target Corp.	1,012	149,816
Tractor Supply Co.	52	14,040
Walgreens Boots Alliance, Inc.	388	4,693
Williams-Sonoma, Inc.	36	10,165
		594,323

Semiconductors - 3.5%
Cirrus Logic, Inc.(b)	948	121,022
FormFactor, Inc.(b)	274	16,585
IPG Photonics Corp.(b)	79	6,667
Micron Technology, Inc.	706	92,860
MKS Instruments, Inc.	475	62,025
QUALCOMM, Inc.	950	189,221
		488,380

Software - 3.2%
ACI Worldwide, Inc.(b)	1,071	42,401
AppLovin Corp. - Class A(b)	237	19,723
Box, Inc. - Class A(b)	882	23,320
Doximity, Inc. - Class A(b)	777	21,733
Dropbox, Inc. - Class A(b)	588	13,212
Guidewire Software, Inc.(b)	480	66,187
Pegasystems, Inc.	1,697	102,719
Smartsheet, Inc. - Class A(b)	20	882
Zoom Video Communications, Inc. - Class A(b)	2,605	154,190
		444,367

Telecommunications - 0.6%
Credo Technology Group Holding Ltd.(b)	1,395	44,556
Ubiquiti, Inc.	221	32,191
		76,747

Toys, Games & Hobbies - 1.9%
Hasbro, Inc.	1,183	69,205
Mattel, Inc.(b)	11,545	187,722
		256,927

Transportation - 0.5%
Kirby Corp.(b)	436	52,202
Union Pacific Corp.	53	11,992
		64,194
TOTAL COMMON STOCKS (Cost $12,205,595)		11,892,853

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	88,094	88,094
TOTAL SHORT-TERM INVESTMENTS (Cost $88,094)		88,094

TOTAL INVESTMENTS - 86.5% (Cost $12,293,689)		$11,980,947
Other Assets in Excess of Liabilities - 13.5%		1,869,505
TOTAL NET ASSETS - 100.0%		$13,850,452

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Gotham Short Strategies ETF
Schedule of Total Return Swap Contracts
as of June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	$356	$9
Academy Sports & Outdoors, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,686	54
ACI Worldwide, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	2,257	233
ACI Worldwide, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,384	410
Acuity Brands, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,829	(48)
Acushnet Holdings Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	508	5
Advance Auto Parts, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	24,889	(576)
Agnico Eagle Mines Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	10,333	6
Agnico Eagle Mines Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	17,069	(582)
Align Technology, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,690	8
Alnylam Pharmaceuticals, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	243	(4)
Aptiv PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	9,014	(45)
Armstrong World Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	906	(24)
Armstrong World Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,265	(63)
Asbury Automotive Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	456	6
ASGN, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,675	(21)
Ashland, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,039	(10)
ATI, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,549	(278)
ATI, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,153	(301)
Automatic Data Processing, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,432	(1)
AutoNation, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	159	2
Avery Dennison Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,592	(59)
Avery Dennison Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,624	(101)
Axalta Coating Systems Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,100	(155)
Axalta Coating Systems Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	9,158	(363)
Ball Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	8,763	(1,411)
Ball Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	10,744	(1,560)
BellRing Brands, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,828	60
Bio-Techne Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	215	(1)
BorgWarner, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,675	(112)
Box, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	370	11
Burlington Stores, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	480	18
Cabot Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	276	(29)
Cabot Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,994	(719)
Casey's General Stores, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,052	47
Cava Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	371	7
Celanese Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	17,940	(3,194)
Celanese Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,754	(209)
Celsius Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	10,219	(2,502)
Cenovus Energy, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,937	(214)
Centene Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	9,415	(439)
CGI, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	399	3
ChampionX Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	266	20
Chart Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,609	(208)
Chart Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,309	(175)
Chewy, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,615	295
Cirrus Logic, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,702	1,182
Cirrus Logic, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,234	697
Cleveland-Cliffs, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,941	(962)
Cleveland-Cliffs, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	600	(59)
Columbia Sportswear Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	79	0
Conagra Brands, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	13,954	(980)
Corteva, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	23,949	(257)
Corteva, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,564	(76)
Credo Technology Group Holding Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,823	521
Crown Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,728	(717)
Crown Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,505	(688)
Darden Restaurants, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,118	(20)
Darling Ingredients, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	8,930	(1,034)
Diamondback Energy, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,602	(43)
Dick's Sporting Goods, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	215	(3)
Dolby Laboratories, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	792	(38)
Dolby Laboratories, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,388	(130)
Dollar General Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,455	11
Donaldson Co., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,864	(50)
Doximity, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,405	46
Dropbox, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,696	143
Dun & Bradstreet Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	435	(32)
Dun & Bradstreet Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	463	(34)
DuPont de Nemours, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	2,254	47
DuPont de Nemours, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,634	123
Dycom Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,856	14
Ecolab, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,950	224
Ecolab, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,236	84
Elanco Animal Health, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,768	(1,199)
EMCOR Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,937	6
EMCOR Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,206	(176)
Emerson Electric Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,728	(1)
Esab Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,416	3
The Estee Lauder Cos., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	10,321	(2,456)
The Estee Lauder Cos., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,533	(1,103)
F5, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	2,067	(9)
F5, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	517	6
Flowers Foods, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,264	(83)
Flowserve Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	8,610	680
Flowserve Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	866	13
FMC Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	13,582	(993)
FormFactor, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,816	124
Franklin Electric Co., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	385	(15)
Franklin Electric Co., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	289	(12)
Garmin Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,466	83
Garmin Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	13,685	83
Generac Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	926	(10)
Genuine Parts Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,798	(319)
Genuine Parts Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,596	(42)
Goodyear Tire & Rubber Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	12,689	(3,712)
Grand Canyon Education, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	979	21
Guardant Health, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	202	(9)
Guidewire Software, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,584	223
Hasbro, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	2,282	(142)
Hasbro, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,101	(54)
HB Fuller Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,696	(80)
Henry Schein, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	8,782	(881)
Herc Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	133	(15)
Herc Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	133	(16)
Hess Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,328	(115)
Hess Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,918	(149)
Hexcel Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,249	(6)
HF Sinclair Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,321	(97)
Hologic, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	9,727	21
Howmet Aerospace, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	699	(9)
Hyatt Hotels Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,494	135
IDEX Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	805	(17)
Ingredion, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	11,814	568
Ingredion, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,473	(136)
Insight Enterprises, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,389	38
Insight Enterprises, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,364	(18)
Installed Building Products, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,234	49
International Game Technology PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	368	4
Interpublic Group of Cos., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	116	0
IPG Photonics Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	760	5
Itron, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	8,610	338
Itron, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,146	(352)
Johnson & Johnson	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,723	(10)
Kellanova	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	13,382	362
Kellanova	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,057	(45)
Kinross Gold Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	8,977	629
Kirby Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	599	26
Kirby Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,029	109
Knife River Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,297	(383)
Knife River Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	631	14
Kontoor Brands, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	992	(28)
Kyndryl Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,841	(94)
Lancaster Colony Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,102	(59)
Lancaster Colony Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,212	(14)
Lear Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	343	(39)
Leidos Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,252	161
Leidos Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,334	(13)
Lincoln Electric Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	16,789	(5,575)
Lincoln Electric Holdings, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,698	(32)
Live Nation Entertainment, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	469	15
Louisiana-Pacific Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	17,536	(1,489)
Martin Marietta Materials, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,334	(425)
Martin Marietta Materials, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,793	(144)
Masco Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	200	2
MasTec, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	32,418	5,089
Mattel, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	21,902	(4,164)
Mattel, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	537	(91)
McCormick & Co., Inc.	Federal Funds Effective Rate + 0.00% = 0.00%	Morgan Stanley	11/07/2028	Termination	17,309	(1,006)
McCormick & Co., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,206	32
McDonald's Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,077	18
MDU Resources Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,669	955
MDU Resources Group, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,410	(24)
Micron Technology, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	11,312	316
Micron Technology, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	13,942	(1,233)
Middleby Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	13,487	(3,163)
Middleby Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,084	(156)
MKS Instruments, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,312	156
Mohawk Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,339	(183)
Mohawk Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,817	(94)
Molina Healthcare, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,243	(1,539)
Molina Healthcare, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,081	(94)
MSA Safety, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	9,385	1,004
MSC Industrial Direct Co., Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	634	2
Mueller Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,132	64
Murphy Oil Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,227	95
Natera, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	975	130
Natera, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	866	(23)
Neurocrine Biosciences, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,195	(215)
Neurocrine Biosciences, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	17,209	(114)
Newell Brands, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	14,615	(1,193)
Noble Corp. PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,965	80
Northrop Grumman Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,795	(508)
Northrop Grumman Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,744	(47)
Nutrien Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,767	(12)
nVent Electric PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	230	3
Olin Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,782	(167)
Owens Corning	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	347	0
Pan American Silver Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	17,236	(1,155)
Paramount Global	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	8,115	(1,632)
Paramount Global	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,060	(247)
Parker-Hannifin Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	506	1
Paylocity Holding Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,450	(442)
Paylocity Holding Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	10,680	(1,510)
Pegasystems, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	10,109	(456)
Pegasystems, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,634	(56)
Pembina Pipeline Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	890	22
Penumbra, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	900	(51)
Performance Food Group Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,116	(148)
Pilgrim's Pride Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,235	620
Pilgrim's Pride Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,734	262
Pool Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,537	(304)
Pool Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,917	(311)
Pure Storage, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	12,585	(128)
Quaker Chemical Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,618	39
QUALCOMM, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	21,113	(244)
Qualys, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,996	12
Ralph Lauren Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,326	(147)
Ralph Lauren Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	175	(1)
Range Resources Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,341	(2)
RB Global, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,116	151
Regal Rexnord Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	2,840	(594)
Regal Rexnord Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,626	(955)
Repligen Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,143	(47)
ResMed, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	11,294	(213)
Reynolds Consumer Products, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,296	5
RPM International, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	14,644	(88)
RTX Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,610	(25)
Scotts Miracle-Gro Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	5,270	(314)
Scotts Miracle-Gro Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,701	(359)
Sealed Air Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	1,566	(56)
Sealed Air Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,062	(170)
Signet Jewelers Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,031	6
Smartsheet, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	132	2
Solventum Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,297	(591)
Sonoco Products Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	254	(29)
Sonoco Products Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,420	(70)
Spotify Technology SA	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	9,727	896
STERIS PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,976	25
Sweetgreen, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	241	(21)
Symbotic, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,801	(692)
Target Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	17,913	(2,516)
TechnipFMC PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	12,787	2,190
TechnipFMC PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,726	34
Tempur Sealy International, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,977	(246)
Tenet Healthcare Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	19,289	3,946
Tenet Healthcare Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	7,450	315
Thermo Fisher Scientific, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	8,848	(414)
Thermo Fisher Scientific, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,424	(39)
Thor Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	280	9
TopBuild Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,623	10
Tractor Supply Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,620	21
Tyson Foods, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	343	(5)
Tyson Foods, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,600	(140)
Ubiquiti, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	3,350	42
UFP Industries, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	560	7
Union Pacific Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,131	25
United Rentals, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	29,750	(644)
Vail Resorts, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	5,944	119
Vertiv Holdings Co.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	14,284	(493)
Vontier Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	344	(23)
Walgreens Boots Alliance, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	508	1
Waters Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	2,321	(133)
Weatherford International PLC	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	1,714	146
WESCO International, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	3,804	(422)
WESCO International, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	17,913	(2,467)
West Fraser Timber Co. Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	4,997	(265)
West Fraser Timber Co. Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	538	(16)
Westinghouse Air Brake Technologies Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	13,908	(495)
Westinghouse Air Brake Technologies Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,164	(267)
WW Grainger, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	4,511	65
Wynn Resorts Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	6,265	(1,054)
Wynn Resorts Ltd.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	716	(63)
Zoom Video Communications, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	13,495	(1,177)
Zoom Video Communications, Inc.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	6,274	126
Zurn Elkay Water Solutions Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	11/07/2028	Termination	10,702	(408)
Zurn Elkay Water Solutions Corp.	Federal Funds Effective Rate + 0.25% = 0.00%	Morgan Stanley	05/08/2029	Termination	323	(32)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Federal Funds Effective Rate + (0.25)% = 5.08%	Abbott Laboratories	Morgan Stanley	05/08/2029	Termination	$(52,994)	$1,075
Federal Funds Effective Rate + (0.25)% = 5.08%	AbbVie, Inc.	Morgan Stanley	05/08/2029	Termination	(88,676)	(1,329)
Federal Funds Effective Rate + (0.25)% = 5.08%	Acadia Healthcare Co., Inc.	Morgan Stanley	05/08/2029	Termination	(148,588)	1,150
Federal Funds Effective Rate + (0.25)% = 5.08%	Acadia Healthcare Company, Inc.	Morgan Stanley	11/07/2028	Termination	(16,480)	127
Federal Funds Effective Rate + (0.25)% = 5.07%	Advanced Energy Industries, Inc.	Morgan Stanley	05/08/2029	Termination	(29,474)	(647)
Federal Funds Effective Rate + (0.25)% = 5.08%	Advanced Micro Devices, Inc.	Morgan Stanley	11/07/2028	Termination	(308,361)	9,969
Federal Funds Effective Rate + (0.25)% = 5.33%	Advanced Micro Devices, Inc.	Morgan Stanley	05/08/2029	Termination	(54,989)	832
Federal Funds Effective Rate + (0.25)% = 5.08%	AES Corp.	Morgan Stanley	11/07/2028	Termination	(123,113)	(7,767)
Federal Funds Effective Rate + (0.25)% = 5.33%	AES Corp.	Morgan Stanley	05/08/2029	Termination	(10,226)	1,135
Federal Funds Effective Rate + (0.25)% = 5.10%	Air Products & Chemicals, Inc.	Morgan Stanley	11/07/2028	Termination	(274,049)	(3,484)
Federal Funds Effective Rate + (0.25)% = 5.08%	Albemarle Corporation	Morgan Stanley	11/07/2028	Termination	(21,683)	6,261
Federal Funds Effective Rate + (0.25)% = 5.08%	Algonquin Power & Utilities Corp.	Morgan Stanley	11/07/2028	Termination	(124,560)	(2,287)
Federal Funds Effective Rate + (0.25)% = 5.08%	Algonquin Power & Utilities Corp.	Morgan Stanley	05/08/2029	Termination	(4,073)	321
Federal Funds Effective Rate + (0.25)% = 5.07%	Alight, Inc.	Morgan Stanley	05/08/2029	Termination	(9,719)	572
Federal Funds Effective Rate + (0.25)% = 5.08%	Alkermes PLC	Morgan Stanley	05/08/2029	Termination	(13,737)	307
Federal Funds Effective Rate + (0.25)% = 5.08%	Allegro MicroSystems, Inc.	Morgan Stanley	05/08/2029	Termination	(83,958)	3,491
Federal Funds Effective Rate + (0.25)% = 5.08%	Alliant Energy Corp.	Morgan Stanley	05/08/2029	Termination	(11,911)	(183)
Federal Funds Effective Rate + (0.25)% = 5.08%	Alliant Energy Corporation	Morgan Stanley	11/07/2028	Termination	(10,231)	(364)
Federal Funds Effective Rate + (0.25)% = 5.08%	Ameren Corp.	Morgan Stanley	11/07/2028	Termination	(27,946)	1,003
Federal Funds Effective Rate + (0.25)% = 5.33%	American Airlines Group, Inc.	Morgan Stanley	05/08/2029	Termination	(4,997)	1,581
Federal Funds Effective Rate + (0.25)% = 5.10%	Amgen, Inc.	Morgan Stanley	11/07/2028	Termination	(69,051)	(8,521)
Federal Funds Effective Rate + (0.25)% = 5.08%	Amgen, Inc.	Morgan Stanley	05/08/2029	Termination	(9,374)	279
Federal Funds Effective Rate + (0.25)% = 5.08%	Analog Devices, Inc.	Morgan Stanley	11/07/2028	Termination	(79,663)	(12,148)
Federal Funds Effective Rate + (0.25)% = 5.08%	APA Corp.	Morgan Stanley	05/08/2029	Termination	(17,222)	602
Federal Funds Effective Rate + (0.25)% = 5.33%	Apellis Pharmaceuticals, Inc.	Morgan Stanley	11/07/2028	Termination	(24,781)	7,115
Federal Funds Effective Rate + (0.26)% = 5.07%	Arcadium Lithium PLC	Morgan Stanley	05/08/2029	Termination	(45,363)	10,145
Federal Funds Effective Rate + (0.25)% = 5.08%	Arista Networks, Inc.	Morgan Stanley	05/08/2029	Termination	(44,861)	(914)
Federal Funds Effective Rate + (0.25)% = 5.08%	Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	11/07/2028	Termination	(52)	12
Federal Funds Effective Rate + (0.25)% = 5.08%	Atlassian Corp.	Morgan Stanley	05/08/2029	Termination	(12,912)	(1,287)
Federal Funds Effective Rate + (0.25)% = 5.08%	ATS Corp.	Morgan Stanley	11/07/2028	Termination	(4,233)	888
Federal Funds Effective Rate + (0.25)% = 5.08%	AutoZone, Inc.	Morgan Stanley	05/08/2029	Termination	(17,785)	353
Federal Funds Effective Rate + (0.25)% = 5.33%	Avangrid, Inc.	Morgan Stanley	05/08/2029	Termination	(1,457)	(6)
Federal Funds Effective Rate + (0.25)% = 5.33%	Axcelis Technologies, Inc.	Morgan Stanley	05/08/2029	Termination	(17,632)	(295)
Federal Funds Effective Rate + (0.25)% = 5.08%	Axon Enterprise, Inc.	Morgan Stanley	11/07/2028	Termination	(13,829)	981
Federal Funds Effective Rate + (0.25)% = 5.10%	Axon Enterprise, Inc.	Morgan Stanley	05/08/2029	Termination	(131,820)	1,494
Federal Funds Effective Rate + (0.25)% = 5.33%	Axsome Therapeutics, Inc.	Morgan Stanley	11/07/2028	Termination	(19,562)	(1,934)
Federal Funds Effective Rate + (0.25)% = 5.08%	Barrick Gold Corp.	Morgan Stanley	11/07/2028	Termination	(56,212)	34
Federal Funds Effective Rate + (0.25)% = 5.08%	Barrick Gold Corp.	Morgan Stanley	05/08/2029	Termination	(174,123)	4,513
Federal Funds Effective Rate + (5.18)% = 2.15%	Baucsh + Lomb Corporation	Morgan Stanley	11/07/2028	Termination	(25,439)	4,066
Federal Funds Effective Rate + (0.25)% = 5.33%	Beacon Roofing Supply, Inc.	Morgan Stanley	11/07/2028	Termination	(15,566)	944
Federal Funds Effective Rate + (0.25)% = 5.07%	Beacon Roofing Supply, Inc.	Morgan Stanley	05/08/2029	Termination	(128,420)	8,725
Federal Funds Effective Rate + (0.25)% = 5.10%	BILL Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(17,838)	203
Federal Funds Effective Rate + (0.25)% = 5.08%	Bill.com Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(223,635)	57,685
Federal Funds Effective Rate + (0.25)% = 5.08%	Boeing Co.	Morgan Stanley	11/07/2028	Termination	(212,406)	(8,817)
Federal Funds Effective Rate + (0.25)% = 5.07%	Boeing Co.	Morgan Stanley	05/08/2029	Termination	(32,944)	(432)
Federal Funds Effective Rate + (0.25)% = 5.08%	Booking Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(43,577)	518
Federal Funds Effective Rate + (0.25)% = 5.58%	Boot Barn Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(15,214)	(98)
Federal Funds Effective Rate + (0.25)% = 5.31%	Braze, Inc.	Morgan Stanley	11/07/2028	Termination	(38,063)	2,865
Federal Funds Effective Rate + (0.25)% = 5.33%	Bristol-Myers Squibb Co.	Morgan Stanley	11/07/2028	Termination	(27,410)	1,905
Federal Funds Effective Rate + (0.25)% = 5.08%	Bristol-Myers Squibb Co.	Morgan Stanley	05/08/2029	Termination	(27,908)	1,473
Federal Funds Effective Rate + (0.25)% = 5.08%	Broadridge Financial Solutions, Inc.	Morgan Stanley	05/08/2029	Termination	(15,563)	258
Federal Funds Effective Rate + (0.25)% = 5.33%	Brunswick Corp.	Morgan Stanley	11/07/2028	Termination	(16,883)	2,107
Federal Funds Effective Rate + (0.25)% = 5.09%	Brunswick Corp.	Morgan Stanley	05/08/2029	Termination	(23,941)	3,297
Federal Funds Effective Rate + (0.25)% = 5.10%	CAE, Inc.	Morgan Stanley	05/08/2029	Termination	(5,723)	309
Federal Funds Effective Rate + (0.25)% = 5.08%	Campbell Soup Co.	Morgan Stanley	05/08/2029	Termination	(203,762)	(4,995)
Federal Funds Effective Rate + (0.25)% = 5.09%	Canadian Pacific Kansas City Ltd.	Morgan Stanley	05/08/2029	Termination	(56,764)	44
Federal Funds Effective Rate + (0.25)% = 5.08%	Canadian Pacific Kansas City, Ltd.	Morgan Stanley	11/07/2028	Termination	(33,618)	832
Federal Funds Effective Rate + (0.25)% = 5.08%	Casella Waste Systems, Inc.	Morgan Stanley	11/07/2028	Termination	(130,970)	(23,104)
Federal Funds Effective Rate + (0.25)% = 5.33%	CBIZ, Inc.	Morgan Stanley	11/07/2028	Termination	(12,449)	(150)
Federal Funds Effective Rate + (0.25)% = 5.08%	CBIZ, Inc.	Morgan Stanley	05/08/2029	Termination	(44,608)	1,898
Federal Funds Effective Rate + (0.25)% = 5.09%	CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(66,371)	2,510
Federal Funds Effective Rate + (0.25)% = 5.08%	CF Industries Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(318,271)	27,372
Federal Funds Effective Rate + (0.25)% = 5.06%	CF Industries Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(98,135)	2,629
Federal Funds Effective Rate + (0.25)% = 5.08%	Charter Communications, Inc.	Morgan Stanley	05/08/2029	Termination	(25,113)	(1,582)
Federal Funds Effective Rate + (0.25)% = 5.33%	Cheniere Energy, Inc.	Morgan Stanley	05/08/2029	Termination	(163,641)	(9,797)
Federal Funds Effective Rate + (0.83)% = 5.08%	Choice Hotels International, Inc.	Morgan Stanley	05/08/2029	Termination	(13,685)	59
Federal Funds Effective Rate + (0.25)% = 5.08%	Church & Dwight Co., Inc.	Morgan Stanley	11/07/2028	Termination	(50,285)	934
Federal Funds Effective Rate + (0.25)% = 5.08%	Church & Dwight Co., Inc.	Morgan Stanley	05/08/2029	Termination	(22,706)	923
Federal Funds Effective Rate + (0.25)% = 5.08%	Ciena Corp.	Morgan Stanley	05/08/2029	Termination	(75,113)	(1,483)
Federal Funds Effective Rate + (0.25)% = 5.08%	Cisco Systems, Inc.	Morgan Stanley	05/08/2029	Termination	(30,501)	(521)
Federal Funds Effective Rate + (0.25)% = 5.08%	Civitas Resources, Inc.	Morgan Stanley	11/07/2028	Termination	(12,420)	771
Federal Funds Effective Rate + (0.25)% = 5.10%	Civitas Resources, Inc.	Morgan Stanley	05/08/2029	Termination	(43,677)	327
Federal Funds Effective Rate + (0.25)% = 5.08%	Clean Harbors, Inc.	Morgan Stanley	11/07/2028	Termination	(21,937)	(1,694)
Federal Funds Effective Rate + (0.25)% = 5.08%	Clean Harbors, Inc.	Morgan Stanley	05/08/2029	Termination	(16,735)	(764)
Federal Funds Effective Rate + (0.25)% = 5.09%	Cloudflare, Inc.	Morgan Stanley	05/08/2029	Termination	(40,421)	(6,908)
Federal Funds Effective Rate + (0.25)% = 5.08%	Cofen Communications Holdings	Morgan Stanley	11/07/2028	Termination	(28,389)	8,626
Federal Funds Effective Rate + (0.25)% = 5.08%	Cognex Corp.	Morgan Stanley	11/07/2028	Termination	(68,410)	(8,897)
Federal Funds Effective Rate + (0.25)% = 5.33%	Cognex Corp.	Morgan Stanley	05/08/2029	Termination	(18,096)	205
Federal Funds Effective Rate + (0.25)% = 5.58%	Coherent Corp.	Morgan Stanley	05/08/2029	Termination	(60,504)	(1,875)
Federal Funds Effective Rate + (0.25)% = 5.08%	Concentrix Corp.	Morgan Stanley	11/07/2028	Termination	(57,458)	(818)
Federal Funds Effective Rate + (0.25)% = 5.08%	Consolidated Edison, Inc.	Morgan Stanley	11/07/2028	Termination	(35,679)	2,617
Federal Funds Effective Rate + (0.25)% = 5.09%	Consolidated Edison, Inc.	Morgan Stanley	05/08/2029	Termination	(139,316)	11,771
Federal Funds Effective Rate + (0.25)% = 5.33%	Cooper Cos., Inc.	Morgan Stanley	05/08/2029	Termination	(113,752)	8,446
Federal Funds Effective Rate + (0.25)% = 5.08%	Copart, Inc.	Morgan Stanley	05/08/2029	Termination	(36,558)	407
Federal Funds Effective Rate + (0.25)% = 5.33%	CorVel Corp.	Morgan Stanley	05/08/2029	Termination	(1,526)	(9)
Federal Funds Effective Rate + (0.25)% = 5.08%	Costco Wholesale Corp.	Morgan Stanley	05/08/2029	Termination	(137,698)	(5,389)
Federal Funds Effective Rate + (0.25)% = 5.33%	Crane NXT Co.	Morgan Stanley	11/07/2028	Termination	(1,965)	26
Federal Funds Effective Rate + (0.25)% = 5.08%	Crane NXT Co.	Morgan Stanley	05/08/2029	Termination	(2,027)	85
Federal Funds Effective Rate + (0.25)% = 5.06%	Cytokinetics, Inc.	Morgan Stanley	05/08/2029	Termination	(9,319)	(1,009)
Federal Funds Effective Rate + (0.25)% = 5.33%	DaVita, Inc.	Morgan Stanley	11/07/2028	Termination	(15,936)	(61)
Federal Funds Effective Rate + (0.25)% = 5.07%	DaVita, Inc.	Morgan Stanley	05/08/2029	Termination	(194,137)	3,326
Federal Funds Effective Rate + (0.25)% = 5.08%	Dayforce, Inc.	Morgan Stanley	11/07/2028	Termination	(43,350)	7,156
Federal Funds Effective Rate + (0.25)% = 5.12%	Dayforce, Inc.	Morgan Stanley	05/08/2029	Termination	(101,482)	17,505
Federal Funds Effective Rate + (0.25)% = 5.08%	Deere & Co.	Morgan Stanley	11/07/2028	Termination	(73,605)	5,188
0 + 0.00% = %	Diamondback Energy, Inc.	Morgan Stanley	11/07/2028	Termination	0	0
Federal Funds Effective Rate + (0.25)% = 5.08%	Dollar Tree, Inc.	Morgan Stanley	05/08/2029	Termination	(193,894)	2,962
Federal Funds Effective Rate + (0.25)% = 5.08%	DTE Energy Co.	Morgan Stanley	11/07/2028	Termination	(6,661)	65
Federal Funds Effective Rate + (0.25)% = 5.07%	DTE Energy Co.	Morgan Stanley	05/08/2029	Termination	(11,545)	370
Federal Funds Effective Rate + (0.25)% = 5.33%	Duolingo, Inc.	Morgan Stanley	05/08/2029	Termination	(16,276)	(688)
Federal Funds Effective Rate + (0.25)% = 5.08%	e.l.f. Beauty, Inc.	Morgan Stanley	11/07/2028	Termination	(356,538)	(69,491)
Federal Funds Effective Rate + (0.25)% = 5.33%	eBay, Inc.	Morgan Stanley	05/08/2029	Termination	(84,233)	(392)
Federal Funds Effective Rate + (0.25)% = 5.08%	EBAY, Inc.	Morgan Stanley	11/07/2028	Termination	(28,686)	(2,264)
Federal Funds Effective Rate + (0.25)% = 5.08%	EchoStar Corp.	Morgan Stanley	11/07/2028	Termination	(51,863)	(10,226)
Federal Funds Effective Rate + (0.25)% = 5.05%	EchoStar Corp.	Morgan Stanley	05/08/2029	Termination	(47,464)	222
Federal Funds Effective Rate + (0.25)% = 5.09%	Edwards Lifesciences Corp.	Morgan Stanley	05/08/2029	Termination	(134,583)	(2,569)
Federal Funds Effective Rate + (0.25)% = 5.09%	Electronic Arts, Inc.	Morgan Stanley	05/08/2029	Termination	(153,124)	(1,729)
Federal Funds Effective Rate + (0.25)% = 5.33%	Element Solutions, Inc.	Morgan Stanley	05/08/2029	Termination	(26,361)	(202)
Federal Funds Effective Rate + (0.25)% = 5.08%	elf Beauty, Inc.	Morgan Stanley	05/08/2029	Termination	(42,776)	(4,187)
Federal Funds Effective Rate + (0.25)% = 5.08%	Enbridge, Inc.	Morgan Stanley	05/08/2029	Termination	(217,277)	6,288
Federal Funds Effective Rate + (0.25)% = 5.08%	Encompass Health Corp.	Morgan Stanley	11/07/2028	Termination	(1,716)	15
Federal Funds Effective Rate + (0.25)% = 5.09%	Encompass Health Corp.	Morgan Stanley	05/08/2029	Termination	(5,748)	18
Federal Funds Effective Rate + (0.25)% = 5.08%	Endeavor Group Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(161,775)	(12,503)
Federal Funds Effective Rate + (0.25)% = 5.33%	Endeavor Group Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(7,649)	(71)
Federal Funds Effective Rate + (0.25)% = 5.08%	Entergy Corp.	Morgan Stanley	11/07/2028	Termination	(172,591)	1,103
Federal Funds Effective Rate + (0.25)% = 5.09%	Entergy Corp.	Morgan Stanley	05/08/2029	Termination	(98,012)	4,385
Federal Funds Effective Rate + (0.25)% = 5.08%	Evergy, Inc.	Morgan Stanley	11/07/2028	Termination	(218,819)	(12,861)
Federal Funds Effective Rate + (0.25)% = 5.08%	Evergy, Inc.	Morgan Stanley	05/08/2029	Termination	(6,886)	327
Federal Funds Effective Rate + (0.25)% = 5.10%	Exact Sciences Corp.	Morgan Stanley	05/08/2029	Termination	(132,369)	14,286
Federal Funds Effective Rate + (0.25)% = 5.08%	Expedia Group, Inc.	Morgan Stanley	05/08/2029	Termination	(29,608)	794
Federal Funds Effective Rate + (0.25)% = 5.08%	Expeditors International of Washington, Inc.	Morgan Stanley	11/07/2028	Termination	(1,373)	(107)
Federal Funds Effective Rate + (0.25)% = 5.04%	Expeditors International of Washington, Inc.	Morgan Stanley	05/08/2029	Termination	(4,118)	(259)
Federal Funds Effective Rate + (0.25)% = 5.08%	Fair Isaac Corp.	Morgan Stanley	11/07/2028	Termination	(68,478)	(13,724)
Federal Funds Effective Rate + (0.25)% = 5.09%	Fair Isaac Corp.	Morgan Stanley	05/08/2029	Termination	(291,777)	(25,234)
Federal Funds Effective Rate + (0.25)% = 5.08%	Five Below, Inc.	Morgan Stanley	05/08/2029	Termination	(139,046)	7,000
Federal Funds Effective Rate + (0.25)% = 5.08%	Five9, Inc.	Morgan Stanley	11/07/2028	Termination	(112,499)	41,806
Federal Funds Effective Rate + (0.25)% = 5.08%	Floor & Decor Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(12,128)	1,925
Federal Funds Effective Rate + (0.25)% = 5.24%	Floor & Decor Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(298)	48
Federal Funds Effective Rate + (0.25)% = 5.08%	Ford Motor Co.	Morgan Stanley	11/07/2028	Termination	(209,656)	(1,761)
Federal Funds Effective Rate + (0.25)% = 5.07%	Ford Motor Co.	Morgan Stanley	05/08/2029	Termination	(14,910)	(332)
Federal Funds Effective Rate + (0.25)% = 5.09%	Fortinet, Inc.	Morgan Stanley	05/08/2029	Termination	(67,442)	366
Federal Funds Effective Rate + (0.25)% = 5.33%	Fortis, Inc.	Morgan Stanley	11/07/2028	Termination	(2,136)	50
Federal Funds Effective Rate + (0.25)% = 5.09%	Fortis, Inc.	Morgan Stanley	05/08/2029	Termination	(12,312)	561
Federal Funds Effective Rate + (0.25)% = 5.08%	Freeport-McMoRan, Inc.	Morgan Stanley	11/07/2028	Termination	(110,225)	1,982
Federal Funds Effective Rate + (0.25)% = 5.07%	Freeport-McMoRan, Inc.	Morgan Stanley	05/08/2029	Termination	(45,101)	1,966
Federal Funds Effective Rate + (0.25)% = 5.31%	Freshworks, Inc.	Morgan Stanley	11/07/2028	Termination	(4,213)	1,766
Federal Funds Effective Rate + (0.25)% = 5.33%	GATX Corp.	Morgan Stanley	05/08/2029	Termination	(28,987)	(229)
Federal Funds Effective Rate + (0.25)% = 5.08%	General Dynamics Corp.	Morgan Stanley	11/07/2028	Termination	(200,197)	(456)
Federal Funds Effective Rate + (0.25)% = 5.08%	General Dynamics Corp.	Morgan Stanley	05/08/2029	Termination	(41,780)	870
Federal Funds Effective Rate + (0.25)% = 5.08%	Graphic Packaging Holding Co.	Morgan Stanley	11/07/2028	Termination	(22,200)	890
Federal Funds Effective Rate + (0.25)% = 5.07%	Graphic Packaging Holding Co.	Morgan Stanley	05/08/2029	Termination	(57,714)	3,275
Federal Funds Effective Rate + (0.25)% = 5.08%	Harley-Davidson, Inc.	Morgan Stanley	11/07/2028	Termination	(43,300)	2,330
Federal Funds Effective Rate + (0.25)% = 5.06%	Harley-Davidson, Inc.	Morgan Stanley	05/08/2029	Termination	(27,302)	1,557
Federal Funds Effective Rate + (0.25)% = 5.08%	Hilton Worldwide Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(15,492)	(207)
Federal Funds Effective Rate + (0.25)% = 5.09%	Home Depot, Inc./The	Morgan Stanley	05/08/2029	Termination	(41,997)	(972)
Federal Funds Effective Rate + (0.25)% = 5.33%	Humana, Inc.	Morgan Stanley	05/08/2029	Termination	(13,078)	51
Federal Funds Effective Rate + (0.25)% = 5.33%	Huntington Ingalls Industries, Inc.	Morgan Stanley	11/07/2028	Termination	(26,357)	142
Federal Funds Effective Rate + (0.25)% = 5.08%	Huntington Ingalls Industries, Inc.	Morgan Stanley	05/08/2029	Termination	(84,984)	2,075
Federal Funds Effective Rate + (0.25)% = 5.08%	Huntsman Corp.	Morgan Stanley	11/07/2028	Termination	(14,095)	1,357
Federal Funds Effective Rate + (0.25)% = 5.09%	Huntsman Corp.	Morgan Stanley	05/08/2029	Termination	(49,798)	4,376
Federal Funds Effective Rate + (0.25)% = 5.08%	IDACORP, Inc.	Morgan Stanley	11/07/2028	Termination	(26,920)	699
Federal Funds Effective Rate + (0.25)% = 5.07%	IDEXX Laboratories, Inc.	Morgan Stanley	11/07/2028	Termination	(141,696)	(6,729)
Federal Funds Effective Rate + (0.25)% = 5.08%	Immunovant, Inc.	Morgan Stanley	05/08/2029	Termination	(12,910)	(35)
Federal Funds Effective Rate + (0.25)% = 5.08%	Inspire Medical Systems, Inc.	Morgan Stanley	11/07/2028	Termination	(52,863)	11,971
Federal Funds Effective Rate + (0.25)% = 5.10%	Inspire Medical Systems, Inc.	Morgan Stanley	05/08/2029	Termination	(80,833)	10,995
Federal Funds Effective Rate + (0.25)% = 5.08%	Integer Holdings Corp.	Morgan Stanley	11/07/2028	Termination	(152,727)	538
Federal Funds Effective Rate + (0.25)% = 5.06%	Integer Holdings Corp.	Morgan Stanley	05/08/2029	Termination	(14,705)	(151)
Federal Funds Effective Rate + (0.25)% = 5.08%	Intel Corp.	Morgan Stanley	11/07/2028	Termination	(117,810)	14,445
Federal Funds Effective Rate + (0.25)% = 5.08%	Inter Parfums, Inc.	Morgan Stanley	11/07/2028	Termination	(73,911)	16,082
Federal Funds Effective Rate + (0.25)% = 5.08%	Intuitive Surgical, Inc.	Morgan Stanley	11/07/2028	Termination	(436,398)	(66,334)
Federal Funds Effective Rate + (0.25)% = 5.07%	Intuitive Surgical, Inc.	Morgan Stanley	05/08/2029	Termination	(48,934)	(6,455)
Federal Funds Effective Rate + (0.25)% = 5.08%	iRhythm Technologies, Inc.	Morgan Stanley	11/07/2028	Termination	(5,059)	444
Federal Funds Effective Rate + (0.25)% = 5.08%	J M Smucker Co.	Morgan Stanley	11/07/2028	Termination	(71,312)	10,192
Federal Funds Effective Rate + (0.25)% = 5.08%	J M Smucker Co.	Morgan Stanley	05/08/2029	Termination	(176,209)	5,071
Federal Funds Effective Rate + (0.25)% = 5.33%	Jacobs Solutions, Inc.	Morgan Stanley	05/08/2029	Termination	(3,493)	(19)
Federal Funds Effective Rate + (0.83)% = 4.50%	Joby Aviation, Inc.	Morgan Stanley	11/07/2028	Termination	(4,830)	445
Federal Funds Effective Rate + (0.25)% = 5.33%	Keysight Technologies, Inc.	Morgan Stanley	05/08/2029	Termination	(131,280)	5,403
Federal Funds Effective Rate + (0.25)% = 5.08%	Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(137,829)	3,820
Federal Funds Effective Rate + (0.25)% = 5.09%	Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(33,696)	(980)
Federal Funds Effective Rate + (0.25)% = 5.08%	Lamb Weston Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(408,208)	16,462
Federal Funds Effective Rate + (0.25)% = 5.07%	Lamb Weston Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(26,065)	182
Federal Funds Effective Rate + (0.25)% = 5.33%	Life Time Group Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(979)	(4)
Federal Funds Effective Rate + (0.25)% = 5.08%	Light & Wonder, Inc.	Morgan Stanley	05/08/2029	Termination	(2,832)	(7)
Federal Funds Effective Rate + (0.25)% = 5.08%	Lithia Motors, Inc.	Morgan Stanley	11/07/2028	Termination	(5,554)	120
Federal Funds Effective Rate + (0.25)% = 5.56%	Lithia Motors, Inc.	Morgan Stanley	05/08/2029	Termination	(252)	9
Federal Funds Effective Rate + (0.25)% = 5.08%	Lumentum Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(13,137)	(1,937)
Federal Funds Effective Rate + (0.25)% = 5.08%	MACOM Technologies Solutions Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(310,221)	(55,973)
Federal Funds Effective Rate + 0.00% = 5.33%	Madrigal Pharmaceuticals, Inc.	Morgan Stanley	11/07/2028	Termination	(3,922)	(806)
Federal Funds Effective Rate + (0.25)% = 5.04%	Madrigal Pharmaceuticals, Inc.	Morgan Stanley	05/08/2029	Termination	(18,491)	(4,755)
Federal Funds Effective Rate + (0.25)% = 5.33%	Magnolia Oil & Gas Corp.	Morgan Stanley	11/07/2028	Termination	(3,421)	144
Federal Funds Effective Rate + (0.25)% = 5.08%	Magnolia Oil & Gas Corp.	Morgan Stanley	05/08/2029	Termination	(12,239)	(127)
Federal Funds Effective Rate + (0.25)% = 5.33%	Manhattan Associates, Inc.	Morgan Stanley	05/08/2029	Termination	(88,311)	(2,644)
Federal Funds Effective Rate + (0.25)% = 5.08%	Marathon Oil Corp.	Morgan Stanley	05/08/2029	Termination	(16,256)	(187)
Federal Funds Effective Rate + (0.25)% = 5.08%	Marathon Petroleum Corp.	Morgan Stanley	11/07/2028	Termination	(867)	43
Federal Funds Effective Rate + (0.25)% = 5.08%	Marathon Petroleum Corp.	Morgan Stanley	05/08/2029	Termination	(67,137)	1,855
Federal Funds Effective Rate + (0.25)% = 5.08%	Marvell Technology, Inc.	Morgan Stanley	05/08/2029	Termination	(140)	(3)
Federal Funds Effective Rate + (0.25)% = 5.33%	Matador Resources Co.	Morgan Stanley	05/08/2029	Termination	(28,548)	(1,301)
Federal Funds Effective Rate + (0.25)% = 5.08%	Matson, Inc.	Morgan Stanley	05/08/2029	Termination	(60,115)	(3,525)
Federal Funds Effective Rate + (0.25)% = 5.08%	Maximus, Inc.	Morgan Stanley	05/08/2029	Termination	(11,570)	164
Federal Funds Effective Rate + (0.25)% = 5.08%	MGM Resorts International	Morgan Stanley	11/07/2028	Termination	(62,616)	(4,509)
Federal Funds Effective Rate + (0.25)% = 5.09%	MGM Resorts International	Morgan Stanley	05/08/2029	Termination	(26,664)	(2,212)
Federal Funds Effective Rate + (0.25)% = 5.08%	Mobileye Global, Inc.	Morgan Stanley	11/07/2028	Termination	(55,440)	1,918
Federal Funds Effective Rate + (0.88)% = 4.47%	Mobileye Global, Inc.	Morgan Stanley	05/08/2029	Termination	(92,793)	(3,579)
Federal Funds Effective Rate + (0.25)% = 5.08%	Modine Manufacturing Co.	Morgan Stanley	05/08/2029	Termination	(103,296)	(3,502)
Federal Funds Effective Rate + (0.25)% = 5.33%	MongoDB, Inc.	Morgan Stanley	05/08/2029	Termination	(78,487)	(4,252)
Federal Funds Effective Rate + (0.25)% = 5.08%	Mosaic Co.	Morgan Stanley	11/07/2028	Termination	(46,009)	313
Federal Funds Effective Rate + (0.25)% = 5.08%	Mosaic Co.	Morgan Stanley	05/08/2029	Termination	(172,128)	7,576
Federal Funds Effective Rate + (0.25)% = 5.08%	MP Materials Corp.	Morgan Stanley	11/07/2028	Termination	(20,597)	6,701
Federal Funds Effective Rate + (0.25)% = 5.08%	Murphy USA, Inc.	Morgan Stanley	11/07/2028	Termination	(4,225)	(645)
Federal Funds Effective Rate + (0.25)% = 5.07%	Murphy USA, Inc.	Morgan Stanley	05/08/2029	Termination	(92,484)	(4,992)
Federal Funds Effective Rate + (0.50)% = 5.33%	National Beverage Corp.	Morgan Stanley	05/08/2029	Termination	(1,332)	(66)
Federal Funds Effective Rate + (0.25)% = 5.08%	Neogen Corporation	Morgan Stanley	11/07/2028	Termination	(25,649)	3,074
Federal Funds Effective Rate + (0.25)% = 5.08%	New Jersey Resources Corp.	Morgan Stanley	05/08/2029	Termination	(18,293)	312
Federal Funds Effective Rate + (0.25)% = 5.33%	NexGen Energy Ltd.	Morgan Stanley	05/08/2029	Termination	(1,361)	9
Federal Funds Effective Rate + (0.25)% = 5.08%	NextEra Energy, Inc.	Morgan Stanley	11/07/2028	Termination	(26,625)	(1,711)
Federal Funds Effective Rate + (0.25)% = 5.10%	NiSource, Inc.	Morgan Stanley	05/08/2029	Termination	(5,071)	(14)
Federal Funds Effective Rate + (0.25)% = 5.09%	Norfolk Southern Corp.	Morgan Stanley	05/08/2029	Termination	(67,413)	4,606
Federal Funds Effective Rate + (0.25)% = 5.08%	Norfolk Southern Corporation	Morgan Stanley	11/07/2028	Termination	(198,159)	19,048
Federal Funds Effective Rate + (0.25)% = 5.08%	Northern Oil & Gas, Inc.	Morgan Stanley	05/08/2029	Termination	(7,137)	(33)
Federal Funds Effective Rate + (0.25)% = 5.07%	NOV, Inc.	Morgan Stanley	11/07/2028	Termination	(112,197)	3,200
Federal Funds Effective Rate + (0.25)% = 5.08%	NOV, Inc.	Morgan Stanley	05/08/2029	Termination	(74,272)	(4,459)
Federal Funds Effective Rate + (0.25)% = 5.09%	Occidental Petroleum Corp.	Morgan Stanley	05/08/2029	Termination	(152,722)	1,768
Federal Funds Effective Rate + (0.25)% = 5.17%	OGE Energy Corp.	Morgan Stanley	05/08/2029	Termination	(607)	24
Federal Funds Effective Rate + (0.25)% = 5.07%	Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(168,656)	(18,960)
Federal Funds Effective Rate + (0.25)% = 2.55%	Option Care Health, Inc.	Morgan Stanley	11/07/2028	Termination	(44,985)	3,913
Federal Funds Effective Rate + (0.25)% = 5.08%	Option Care Health, Inc.	Morgan Stanley	05/08/2029	Termination	(80,025)	5,562
Federal Funds Effective Rate + (0.25)% = 5.33%	Oracle Corp.	Morgan Stanley	05/08/2029	Termination	(188,502)	(2,176)
Federal Funds Effective Rate + (0.25)% = 5.08%	Ormat Technologies, Inc.	Morgan Stanley	11/07/2028	Termination	(164,480)	(11,662)
Federal Funds Effective Rate + (0.25)% = 5.33%	Oshkosh Corp.	Morgan Stanley	11/07/2028	Termination	(39,168)	2,751
Federal Funds Effective Rate + (0.25)% = 5.09%	Oshkosh Corp.	Morgan Stanley	05/08/2029	Termination	(33,542)	3,384
Federal Funds Effective Rate + (0.25)% = 5.33%	Palantir Technologies, Inc.	Morgan Stanley	05/08/2029	Termination	(194,129)	(6,841)
Federal Funds Effective Rate + (0.25)% = 5.08%	Palo Alto Networks, Inc.	Morgan Stanley	05/08/2029	Termination	(160,691)	(2,881)
Federal Funds Effective Rate + (0.25)% = 5.33%	Parsons Corp.	Morgan Stanley	11/07/2028	Termination	(9,572)	(272)
Federal Funds Effective Rate + (0.25)% = 5.10%	Parsons Corp.	Morgan Stanley	05/08/2029	Termination	(37,714)	(967)
Federal Funds Effective Rate + (0.25)% = 5.08%	Paychex, Inc.	Morgan Stanley	05/08/2029	Termination	(85,363)	1,293
Federal Funds Effective Rate + (0.25)% = 5.08%	Planet Fitness, Inc.	Morgan Stanley	05/08/2029	Termination	(55,119)	(790)
Federal Funds Effective Rate + (0.25)% = 5.08%	PNM Resources, Inc.	Morgan Stanley	11/07/2028	Termination	(88,260)	14,368
Federal Funds Effective Rate + (0.25)% = 5.08%	Portland General Electric Company	Morgan Stanley	11/07/2028	Termination	(77,789)	(3,073)
Federal Funds Effective Rate + (0.25)% = 5.08%	PowerSchool Holdings, Inc.	Morgan Stanley	05/08/2029	Termination	(3,448)	(5)
Federal Funds Effective Rate + (0.25)% = 5.08%	PPL Corp.	Morgan Stanley	11/07/2028	Termination	(64,397)	(773)
Federal Funds Effective Rate + (0.25)% = 5.08%	PPL Corp.	Morgan Stanley	05/08/2029	Termination	(20,350)	982
Federal Funds Effective Rate + (0.25)% = 5.33%	Public Service Enterprise Group, Inc.	Morgan Stanley	11/07/2028	Termination	(23,953)	(903)
Federal Funds Effective Rate + (0.25)% = 5.07%	Public Service Enterprise Group, Inc.	Morgan Stanley	05/08/2029	Termination	(61,908)	(290)
Federal Funds Effective Rate + (0.25)% = 5.08%	RadNet, Inc.	Morgan Stanley	05/08/2029	Termination	(16,792)	(96)
Federal Funds Effective Rate + (0.25)% = 5.08%	Revvity, Inc.	Morgan Stanley	11/07/2028	Termination	(48,865)	(715)
Federal Funds Effective Rate + (0.25)% = 4.42%	Revvity, Inc.	Morgan Stanley	05/08/2029	Termination	(76,338)	3,304
Federal Funds Effective Rate + (0.25)% = 5.08%	RH	Morgan Stanley	05/08/2029	Termination	(13,689)	(518)
Federal Funds Effective Rate + (0.25)% = 5.08%	Rider System, Inc.	Morgan Stanley	11/07/2028	Termination	(103,935)	(11,528)
Federal Funds Effective Rate + (0.25)% = 5.06%	ROBLOX Corp.	Morgan Stanley	05/08/2029	Termination	(9,712)	(1,171)
Federal Funds Effective Rate + (0.25)% = 5.08%	Roper Technologies, Inc.	Morgan Stanley	05/08/2029	Termination	(223,209)	(3,033)
Federal Funds Effective Rate + (0.25)% = 5.08%	Rush Enterprises, Inc.	Morgan Stanley	11/07/2028	Termination	(60,167)	11,092
Federal Funds Effective Rate + (0.25)% = 5.08%	Saia, Inc.	Morgan Stanley	11/07/2028	Termination	(119,521)	(16,146)
Federal Funds Effective Rate + (0.25)% = 5.08%	Saia, Inc.	Morgan Stanley	05/08/2029	Termination	(209,636)	(22,266)
Federal Funds Effective Rate + (0.25)% = 5.08%	Schneider National, Inc.	Morgan Stanley	11/07/2028	Termination	(80,864)	(1,968)
Federal Funds Effective Rate + (0.25)% = 5.08%	Sempra	Morgan Stanley	05/08/2029	Termination	(25,556)	(274)
Federal Funds Effective Rate + (0.25)% = 5.08%	Sempra Energy	Morgan Stanley	11/07/2028	Termination	(47,614)	(2,576)
Federal Funds Effective Rate + (0.25)% = 5.31%	SentinelOne, Inc.	Morgan Stanley	11/07/2028	Termination	(223,362)	9,438
Federal Funds Effective Rate + (0.25)% = 5.08%	SentinelOne, Inc.	Morgan Stanley	05/08/2029	Termination	(7,683)	(1,088)
Federal Funds Effective Rate + (0.25)% = 5.33%	Service Corp. International	Morgan Stanley	05/08/2029	Termination	(19,703)	382
Federal Funds Effective Rate + (0.25)% = 5.08%	ServiceNow, Inc.	Morgan Stanley	05/08/2029	Termination	(25,173)	(470)
Federal Funds Effective Rate + (0.25)% = 5.08%	Silicon Laboratories, Inc.	Morgan Stanley	11/07/2028	Termination	(2,102)	227
Federal Funds Effective Rate + (0.25)% = 5.70%	Silicon Laboratories, Inc.	Morgan Stanley	05/08/2029	Termination	(1,217)	88
Federal Funds Effective Rate + (0.25)% = 5.08%	Simpson Manufacturing Co., Inc.	Morgan Stanley	05/08/2029	Termination	(3,876)	25
Federal Funds Effective Rate + (0.25)% = 5.33%	Skechers USA, Inc.	Morgan Stanley	11/07/2028	Termination	0	0
Federal Funds Effective Rate + (0.25)% = 5.08%	Skyline Champion Corp.	Morgan Stanley	11/07/2028	Termination	(80,419)	5,198
Federal Funds Effective Rate + (0.25)% = 5.08%	Skyline Champion Corp.	Morgan Stanley	05/08/2029	Termination	(3,252)	4
Federal Funds Effective Rate + (0.25)% = 5.08%	Skyworks Solutions, Inc.	Morgan Stanley	05/08/2029	Termination	(10,871)	(81)
Federal Funds Effective Rate + (0.25)% = 5.09%	Snowflake, Inc.	Morgan Stanley	11/07/2028	Termination	(223,709)	34,652
Federal Funds Effective Rate + (0.25)% = 5.33%	Snowflake, Inc.	Morgan Stanley	05/08/2029	Termination	(5,269)	107
Federal Funds Effective Rate + (0.25)% = 5.08%	Squarespace, Inc.	Morgan Stanley	11/07/2028	Termination	(144,372)	(28,116)
Federal Funds Effective Rate + (0.25)% = 5.08%	Stantec, Inc.	Morgan Stanley	05/08/2029	Termination	(5,681)	(99)
Federal Funds Effective Rate + (0.25)% = 5.07%	Starbucks Corp.	Morgan Stanley	05/08/2029	Termination	(84,000)	3,473
Federal Funds Effective Rate + (0.25)% = 5.08%	Stericycle, Inc.	Morgan Stanley	11/07/2028	Termination	(64,059)	(7,998)
Federal Funds Effective Rate + (0.25)% = 5.08%	Stericycle, Inc.	Morgan Stanley	05/08/2029	Termination	(57,200)	(7,792)
Federal Funds Effective Rate + (0.25)% = 5.08%	Stryker Corp.	Morgan Stanley	05/08/2029	Termination	0	0
Federal Funds Effective Rate + (0.25)% = 5.33%	Summit Materials, Inc.	Morgan Stanley	11/07/2028	Termination	(9,848)	1,018
Federal Funds Effective Rate + (0.25)% = 5.08%	Summit Materials, Inc.	Morgan Stanley	05/08/2029	Termination	(34,084)	2,841
Federal Funds Effective Rate + (0.25)% = 5.08%	Super Micro Computer, Inc.	Morgan Stanley	11/07/2028	Termination	(195,825)	(20,176)
Federal Funds Effective Rate + (0.25)% = 5.08%	Super Micro Computer, Inc.	Morgan Stanley	05/08/2029	Termination	(3,277)	171
Federal Funds Effective Rate + (0.25)% = 5.08%	Synaptics, Inc.	Morgan Stanley	05/08/2029	Termination	(882)	57
Federal Funds Effective Rate + (0.25)% = 5.08%	Sysco Corp.	Morgan Stanley	11/07/2028	Termination	(8,281)	471
Federal Funds Effective Rate + (0.25)% = 5.08%	Sysco Corp.	Morgan Stanley	05/08/2029	Termination	(19,204)	1,131
Federal Funds Effective Rate + (0.25)% = 5.08%	Take-Two Interactive Software, Inc.	Morgan Stanley	11/07/2028	Termination	(256,714)	(10,633)
Federal Funds Effective Rate + (0.25)% = 5.33%	Targa Resources Corp.	Morgan Stanley	11/07/2028	Termination	(173,338)	(19,444)
Federal Funds Effective Rate + (0.25)% = 5.08%	Targa Resources Corp.	Morgan Stanley	05/08/2029	Termination	(269,794)	(26,035)
Federal Funds Effective Rate + (0.25)% = 5.08%	TD SYNNEX Corp.	Morgan Stanley	05/08/2029	Termination	(5,424)	28
Federal Funds Effective Rate + (0.25)% = 5.08%	Teck Resources Limited	Morgan Stanley	11/07/2028	Termination	(18,010)	730
Federal Funds Effective Rate + (0.25)% = 5.08%	Teck Resources Ltd.	Morgan Stanley	05/08/2029	Termination	(8,670)	396
Federal Funds Effective Rate + (0.25)% = 5.08%	Tesla, Inc.	Morgan Stanley	05/08/2029	Termination	(27,307)	(1,714)
Federal Funds Effective Rate + (0.25)% = 5.33%	TFI International, Inc.	Morgan Stanley	05/08/2029	Termination	(290)	(7)
Federal Funds Effective Rate + (0.25)% = 5.08%	TJX Cos., Inc.	Morgan Stanley	05/08/2029	Termination	(2,863)	(84)
Federal Funds Effective Rate + (0.25)% = 5.08%	Transocean Ltd.	Morgan Stanley	11/07/2028	Termination	(7,661)	1
Federal Funds Effective Rate + (0.25)% = 5.10%	Transocean Ltd.	Morgan Stanley	05/08/2029	Termination	(3,601)	313
Federal Funds Effective Rate + (0.25)% = 5.33%	Trimble, Inc.	Morgan Stanley	11/07/2028	Termination	(2,349)	80
Federal Funds Effective Rate + (0.25)% = 5.08%	Trimble, Inc.	Morgan Stanley	05/08/2029	Termination	(21,194)	512
Federal Funds Effective Rate + (0.25)% = 4.95%	United States Steel Corp.	Morgan Stanley	11/07/2028	Termination	(21,622)	1,009
Federal Funds Effective Rate + (0.25)% = 5.08%	United States Steel Corp.	Morgan Stanley	05/08/2029	Termination	(6,313)	111
Federal Funds Effective Rate + (0.25)% = 5.09%	Unity Software, Inc.	Morgan Stanley	05/08/2029	Termination	(105,430)	4,506
Federal Funds Effective Rate + (0.25)% = 5.08%	Valaris Ltd.	Morgan Stanley	05/08/2029	Termination	(18,774)	(440)
Federal Funds Effective Rate + (0.25)% = 5.08%	Valvoline, Inc.	Morgan Stanley	05/08/2029	Termination	(101,131)	(5,031)
Federal Funds Effective Rate + 0.00% = 5.08%	Veren, Inc.	Morgan Stanley	11/07/2028	Termination	(30,488)	(1,594)
Federal Funds Effective Rate + (0.25)% = 5.08%	Veren, Inc.	Morgan Stanley	05/08/2029	Termination	(1,055)	(4)
Federal Funds Effective Rate + (0.25)% = 5.04%	VF Corp.	Morgan Stanley	05/08/2029	Termination	(16,025)	(1,681)
Federal Funds Effective Rate + (0.25)% = 5.09%	Viatris, Inc.	Morgan Stanley	05/08/2029	Termination	(14,552)	421
Federal Funds Effective Rate + (0.25)% = 5.08%	Vistra Corp.	Morgan Stanley	05/08/2029	Termination	(290,183)	27,964
Federal Funds Effective Rate + (0.25)% = 5.08%	Warner Bros Discovery, Inc.	Morgan Stanley	05/08/2029	Termination	(58,910)	7,975
Federal Funds Effective Rate + (0.25)% = 5.08%	Warrior Met Coal, Inc.	Morgan Stanley	11/07/2028	Termination	(9,353)	859
Federal Funds Effective Rate + (0.25)% = 5.08%	Waste Connections, Inc.	Morgan Stanley	11/07/2028	Termination	(63,130)	(3,715)
Federal Funds Effective Rate + (0.25)% = 5.08%	Waste Connections, Inc.	Morgan Stanley	05/08/2029	Termination	(16,484)	(534)
Federal Funds Effective Rate + (0.25)% = 5.08%	West Pharmaceutical Services, Inc.	Morgan Stanley	05/08/2029	Termination	(28,986)	296
Federal Funds Effective Rate + (0.25)% = 5.08%	Wheaton Previous Metals Corp.	Morgan Stanley	11/07/2028	Termination	(49,799)	(355)
Federal Funds Effective Rate + (0.25)% = 5.33%	Whirlpool Corp.	Morgan Stanley	05/08/2029	Termination	(15,739)	(1,533)
Federal Funds Effective Rate + (0.25)% = 5.08%	Williams Cos., Inc.	Morgan Stanley	11/07/2028	Termination	(249,008)	(38,173)
Federal Funds Effective Rate + (0.25)% = 5.08%	Williams Cos., Inc.	Morgan Stanley	05/08/2029	Termination	(164,985)	(9,596)
Federal Funds Effective Rate + (0.25)% = 5.08%	Wingstop, Inc.	Morgan Stanley	05/08/2029	Termination	(38,039)	(99)
Federal Funds Effective Rate + (0.25)% = 5.08%	Wolfspeed, Inc.	Morgan Stanley	11/07/2028	Termination	(13,110)	6,065
Federal Funds Effective Rate + (0.25)% = 5.33%	Xcel Energy, Inc.	Morgan Stanley	11/07/2028	Termination	(178,924)	1,664
Federal Funds Effective Rate + (0.25)% = 5.08%	Xcel Energy, Inc.	Morgan Stanley	05/08/2029	Termination	(30,070)	749
Federal Funds Effective Rate + (0.25)% = 5.08%	Zimmer Biomet Holdings, Inc.	Morgan Stanley	11/07/2028	Termination	(3,480)	(209)
Total Unrealized Appreciation (Depreciation)						$(154,301)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Gotham Short Strategies ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$11,892,853	$–	$–	$11,892,853
Money Market Funds	88,094	–	–	88,094
Total Assets	$11,980,947	$–	$–	$11,980,947

Other Financial Instruments*: Assets
Total Return Swaps	$679,770	$–	$–	$679,770
Total Assets	$679,770	$–	$–	$679,770

Liabilities:
Total Return Swaps	$(834,071)	$–	$–	$(834,071)
Total Liabilities	$(834,071)	$–	$–	$(834,071)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Schedule of Investments for additional information.